Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Cash used in operations	$ (10,322)	$ (32,334)
Interest received	2,348	1,179
Net cash used in operating activities	(7,974)	(31,155)
Cash flows from investing activities
Purchase of property, plant and equipment	(436)	(289)
Purchase of financial assets at fair value through other comprehensive income	0	(31,028)
Proceeds from maturity of financial assets at fair value through other comprehensive income	12,757	65,440
Payment of investment management fee	(44)	(35)
Net cash generated from investing activities	12,277	34,088
Cash flows from financing activities
Proceeds from exercise of options	82	0
Proceeds from issuance of ordinary shares	20	22
Payment for lease liabilities	(148)	(144)
Net cash used in financing activities	(46)	(122)
Net increase in cash and cash equivalents	4,257	2,811
Cash and cash equivalents at the beginning of year	106,007	79,010
Effects of exchange rate changes on cash and cash equivalents	(90)	(212)
Cash and cash equivalents at end of year	$ 110,174	$ 81,609